IMPACTS ON APPLICATION OF NEW STANDARDS (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment loss on financial assets	$ 8,727	$ 1,946
Other liabilities	6,768,253	$ 5,796,482
Previously stated [member]
Impairment loss on financial assets	8,223,103
Other liabilities	151,789
Total allowance for credit losses	8,376,093
Previously stated [member] | Financial assets at amortised cost, category [member]
Impairment loss on financial assets	1,201
Previously stated [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Impairment loss on financial assets	0
Remeasurement [Member]
Impairment loss on financial assets	1,035,061
Other liabilities	(11,790)
Total allowance for credit losses	1,037,799
Remeasurement [Member] | Financial assets at amortised cost, category [member]
Impairment loss on financial assets	8,823
Remeasurement [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Impairment loss on financial assets	5,705
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Impairment loss on financial assets	9,258,164
Other liabilities	139,999
Total allowance for credit losses	9,413,892
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at amortised cost, category [member]
Impairment loss on financial assets	10,024
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Impairment loss on financial assets	$ 5,705